United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 06/30/03

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA   August 11, 2003

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: 105,954
					        (Thousands)



      Form 13F Information Table



















TITLE
OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED
NONE









A F L A C Inc.
com
001055 10 2

2,933
   95,398
sh
sole
none
x
Abbott Laboratories
com
002824 10 0

1,257
   28,715
sh
sole
none
x
Alberto Culver A
cl a
013068 20 0

1,647
   33,080
sh
sole
none
x
Altria Group
com
022095 10 3
884
   19,462
sh
sole
none
x
American International
Group
com
026874 10 7

971
   17,600
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1

1,364
   32,755
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8

880
   24,442
sh
sole
none
x
BP plc
com
055622 10 4

1,069
   25,444
sh
sole
none
x
Belden Inc
com
077459 10 5

514
   32,372
sh
sole
none
x
BellSouth Corp.
com
079860 10 2

598
   22,452
sh
sole
none
x
Black & Decker Corp
com
091797 10 0

2,559
   58,895
sh
sole
none
x
Boeing Co.
com
097023 10 5

2,062
   60,079
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8

631
   23,234
sh
sole
none
x
CIGNA Corporation
com
125509 10 9

718
   15,301
sh
sole
none
x
CMS Energy Corp
com
125896 10 0

359
   44,260
sh
sole
none
x
Citigroup Inc.
com
172967 10 1

260
    6,081
sh
sole
none
x
Colgate Palmolive
com
194162 10 3

1,445
   24,935
sh
sole
none
x
Cooper Industries Inc.
com
216669 10 1

2,355
   57,030
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9

2,673
   95,116
sh
sole
none
x
Dean Foods Company
com
242370 10 4

2,922
   92,752
sh
sole
none
x
Delphi Automotive System
com
247126 10 5

671
   77,703
sh
sole
none
x
Delta Airlines
com
247361 10 8

259
   17,653
sh
sole
none
x
DuPont
com
263534 10 9

2,731
   65,582
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4

1,976
   85,030
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2

3,637
  101,293
sh
sole
none
x
FedEx Corporation
com
31428X 10 6

4,933
   79,519
sh
sole
none
x
First American Corporation
com
318522 30 7

1,943
   73,740
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1

1,809
   34,647
sh
sole
none
x
General Electric Co.
com
369604 10 3

3,605
  125,701
sh
sole
none
x
General Growth Properties
com
370021 10 7

3,237
   51,845
sh
sole
none
x
General Mills Inc.
com
370334 10 4

1,166
   24,590
sh
sole
none
x
General Motors
com
370442 10 5

1,458
   40,500
sh
sole
none
x
Gillette Co.
com
375766 10 2

836
   26,230
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5

1,082
   26,700
sh
sole
none
x
Goodrich Co.
com
382388 10 6

1,932
   92,010
sh
sole
none
x
Hershey Foods
com
427866 10 8

404
    5,799
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2

2,684
   81,042
sh
sole
none
x
IBM
com
459200 10 1

3,259
   39,502
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0

1,473
   43,106
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4

2,355
   45,544
sh
sole
none
x
Keyspan Corp
com
49337w 10 0

532
   15,006
sh
sole
none
x
Medtronics
com
585055 10 6

2,100
   43,772
sh
sole
none
x
Merck & Co.
com
589331 10 7

3,551
   58,649
sh
sole
none
x
Microsoft
com
594918 10 4

246
    9,607
sh
sole
none
x
Motorola, Inc.
com
620076 10 9

147
   15,542
sh
sole
none
x
NiSource Inc.
com
65473P 10 5

798
   41,997
sh
sole
none
x
Pepsico
com
713448 10 8

2,363
   53,102
sh
sole
none
x
Pfizer
com
717081 10 3

2,361
   69,129
sh
sole
none
x
Philadelphia Suburban Corp.
com
718009 60 8

1,528
   62,680
sh
sole
none
x
Pitney-Bowes
com
724479 10 0

1,029
   26,790
sh
sole
none
x
Proctor & Gamble
com
742718 10 9

1,315
   14,741
sh
sole
none
x
RPM Inc.
com
749685 10 3

945
   68,749
sh
sole
none
x
Robert Mondavi
com
609200 10 0

657
   26,275
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4

455
    9,765
sh
sole
none
x
SBC Communications
com
78387G 10 3

249
    9,743
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8

708
   34,590
sh
sole
none
x
Sara Lee
com
803111 10 3

1,355
   72,058
sh
sole
none
x
South Jersey Industries
com
838518 10 8

2,331
   63,260
sh
sole
none
x
Sysco
com
871829 10 7
220
    7,324
sh
sole
none
x
Textron Inc.
com
883203 10 1
1110
   28,435
sh
sole
none
x
UGI Corp
com
902681 10 5
1457
   45,970
sh
sole
none
x
Unisys Corp
com
909214 10 8
742
   60,450
sh
sole
none
x
United Mobil Home
com
911024 10 7
1258
   82,970
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
1942
   73,685
sh
sole
none
x
Verizon Communications
com
92343V 10 4
2763
   70,027
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8

4,336
   99,321
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
192
   14,522
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1

2,468
   90,745
sh
sole
none
x
Xerox Corp.
com
984121 10 3
169
   15,994
sh
sole
none
x